Nature of Operations and Going Concern (Details Narrative) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Accumulated deficit	$ (54,660,516)	$ (35,071,754)	$ (25,816,964)